Operating expenses, net	12 Months Ended
Dec. 31, 2020
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of associates [line items]
Operating expenses, net	21. Selling expenses This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Selling expenses	1,412	1,719	1,551
Other	510	3	1,076

	1,922	1,722	2,627